Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 207,709	$ 144,214	$ 81,370
Income tax at applicable tax rate of 25%	51,927	36,054	20,342
Effect of international tax rate differences	453	1,522	445
Non-deductible expenses	8,593	7,997	3,677
Effect of tax holiday	(33,077)	(27,582)	(11,790)
Effect of tax rate changes	(1,974)	(899)	4,359
Investment basis difference in the PRC Domestic Entities	10,046	5,207	863
Withholding tax	16,867	18,414
Change in valuation allowance	1,085	879	(357)
Unrecognized tax benefits	(419)	(499)	(170)
Changes in interest and penalties on unrecognized tax benefits	2,404	1,524	853
Effective Income Tax Reconciliation Adjustments Total, Total	$ 55,905	$ 42,617	$ 18,222